SCHEDULE OF OTHER INCOME, NET (Details) - USD ($)		6 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Other Income and Expenses [Abstract]
Interest income		$ 148,611	$ 80,539
Income from non-project installation and maintenance services		29,502	29,725
Rental income, net	[1]	59,088	66,531
Brand charge		6,178	1,341
Waste sales		19,392	17,422
Government subsidies	[2]	10,048	10,225
Other expense		(8,750)	(11,200)
Total other income, net		$ 264,069	$ 194,583

[1]	On February 10, 2021, Wuxi Li Bang leased the property at No. 179 Xizhang Road, Gushan Town to Jiangyin Shuaina Home Furniture Technology Co., Ltd for six years and the rent is RMB3,750,000 (US$521,674) in total. The rent is paid yearly, RMB600,000 ($83,468) for the first three years and RMB650,000 ($90,423) for the following three years.
[2]	In 2023, Li Bang Kitchen Appliance was recognized as an advanced manufacturing enterprise by the local government and enjoyed preferential value-added tax deduction since fiscal year 2024.